Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Document and Entity Information [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2011
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	Medical Care Technologies Inc.
Entity Central Index Key	0001404593
Entity Common Stock, Shares Outstanding		231,275,247
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	S-1